Schedule of proved reserves (Details)	Dec. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Proved developed reserves	14,947
Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	7,970	[1]
Proved undeveloped reserves	4,655	[1]
Proved reserves	12,625	[1]
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved reserves	24,537	[2]
Natural Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Proved undeveloped reserves	9,590	[2]
Argentina [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	12,625
Argentina [Member] | Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	7,970	[1]
Proved undeveloped reserves	4,655	[1]
Argentina [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	14,947	[2]
Proved reserves	24,537	[2]
Argentina [Member] | Natural Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Proved undeveloped reserves	9,590	[2]

[1]	In thousands of barrels.
[2]	In millions of cubic meters.